Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets	Intangible Assets

The cost and accumulated amortization of intangible assets at December 31, 2022 and 2021 were as follows:

	December 31, 2022			December 31, 2021
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Patents, trademarks and technology	$26	$25	$1	$27	$19	$8
Other intangibles	10	9	1	14	11	3
Total	$36	$34	$2	$41	$30	$11

Amortization expense was $9 million, $6 million and $4 million for the years ended December 31, 2022, 2021 and 2020, respectively. During the fourth quarter of 2021, intangible assets with a net book value of $7 million had a reduction in their remaining useful life as a result of a change in their intended use. The remaining useful life of these assets was reduced from seven years to less than one year.
Our estimated future amortization expense for intangible assets over the next five years is as follows:

Year ending December 31,	Amount
2023	$2
2024	—
2025	—
2026	—
2027	—